Disaggregated Revenue (Details) - Mar. 31, 2025	HKD ($)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining non-cancelable performance obligations	$ 967,862,013	$ 124,405,457